Statements of Changes in Individual Plan Net Assets Available for Benefits	12 Months Ended
Dec. 31, 2025 USD ($)
Hourly Plan
Contributions
Total contributions	$ 15,530,357
Total Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income	37,674,594
Total additions	53,204,951
Deductions
Benefit payments to participants	(32,185,897)
Net increase prior to Plan transfers	21,019,054
Transfers between plans, net	(388,997)
Net increase	20,630,057
Net assets available for benefits, Beginning of year	246,030,062
Net assets available for benefits, End of year	266,660,119
Hourly Plan | Alcoa Corporation Stock Fund
Contributions
Participant	178,746
Employer	75,063
Total Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income	1,813,765
Hourly Plan | Self-Directed Brokerage Accounts
Contributions
Total Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income	982,752
Hourly Plan | Other investments
Contributions
Participant	9,344,053
Employer	5,932,495
Total Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income	34,878,077
Salaried Plan
Contributions
Total contributions	20,131,633
Total Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income	67,920,616
Total additions	88,052,249
Deductions
Benefit payments to participants	(69,851,078)
Net increase prior to Plan transfers	18,201,171
Transfers between plans, net	388,997
Net increase	18,590,168
Net assets available for benefits, Beginning of year	423,989,961
Net assets available for benefits, End of year	442,580,129
Salaried Plan | Alcoa Corporation Stock Fund
Contributions
Participant	128,769
Employer	122,045
Total Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income	3,421,653
Salaried Plan | Self-Directed Brokerage Accounts
Contributions
Total Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income	3,508,759
Salaried Plan | Other investments
Contributions
Participant	11,049,451
Employer	8,831,368
Total Plan interest in Savings Plans Master Trust for Alcoa USA Corporation investment income	$ 60,990,204